Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 23, 2023
Entity Registrant Name	dei_EntityRegistrantName	Gabelli Innovations Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001760567
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2023
Prospectus Date	rr_ProspectusDate	Jan. 27, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Gabelli Innovations Trust

Gabelli Media Mogul Fund

Gabelli Pet Parents’™ Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2023, to each Fund’s Statutory Prospectus for Class I Shares and Class A Shares, dated January 27, 2023

Effective February 23, 2023, each Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:

Gabelli Media Mogul Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Media Mogul Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.66%
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.11%)
5 Years	rr_AverageAnnualReturnYear05	(4.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2016
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(31.32%)
5 Years	rr_AverageAnnualReturnYear05	(4.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.48%)
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.26%)
5 Years	rr_AverageAnnualReturnYear05	(3.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.71%)
Gabelli Media Mogul Fund | Gabelli Media Mogul Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.15%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(5.44%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.29%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2022
Gabelli Pet Parents'(TM) Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Pet Parents'(TM) Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 19, 2018
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class I | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class I | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Gabelli Pet Parents'(TM) Fund | Gabelli Pet Parents'(TM) Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(39.26%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 2022

[1]	The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.
[2]	The Class I Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares on May 17, 2022.